Submission	Feb. 10, 2026
Submission [Line Items]
Central Index Key	0001396536
Registrant Name	DUOS TECHNOLOGIES GROUP, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A